INCOME TAX - Temporary differences in subsidiaries, branches, associates (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Local Subsidiaries
INCOME TAX
Temporary differences	$ (1,378,775)	$ (1,966,594)
Foreign Subsidiaries
INCOME TAX
Temporary differences	$ (17,696,145)	$ (22,854,744)